Document and Entity Information	3 Months Ended
Mar. 31, 2022
Document and Entity Information
Document Type	S-4
Entity Registrant Name	IMPAC MORTGAGE HOLDINGS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001000298
Amendment Flag	false